LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Liabilities
Other current financial liabilities	$ 52,997,001	$ 367,302,080
Trade debtors and other accounts payable	428,911,984	384,801,630
Current accounts payable to related entities	96,045,624	90,248,067
Other provisions	1,314,106	1,591,644
Current tax liabilities	13,411,621	14,615,447
Employee benefits current provisions	57,817,800	48,391,806
Other non-financial liabilities	42,373,160	42,294,460
Total Current Liabilities	692,871,296	949,245,134	$ 529,567,279
Until 90 days
Current Liabilities
Other current financial liabilities	16,062,851	13,431,339
Trade debtors and other accounts payable	404,557,957	369,548,991
Current accounts payable to related entities	96,045,624	90,248,067
Other provisions	127,229	1,319,935
Current tax liabilities	7,700,127	627,257
Employee benefits current provisions	47,674,090	45,482,776
Other non-financial liabilities	2,364,699	1,054,187
Total Current Liabilities	574,532,577	521,712,552
More 90 days until 1 year
Current Liabilities
Other current financial liabilities	36,934,150	353,870,741
Trade debtors and other accounts payable	24,354,027	15,252,639
Other provisions	1,186,877	271,709
Current tax liabilities	5,711,494	13,988,190
Employee benefits current provisions	10,143,710	2,909,030
Other non-financial liabilities	40,008,461	41,240,273
Total Current Liabilities	118,338,719	427,532,582
United States of America, Dollars
Current Liabilities
Other current financial liabilities	5,786,143	321,393,509
Trade debtors and other accounts payable	39,242,090	34,256,435
Total Current Liabilities	45,028,233	355,649,944
United States of America, Dollars | Until 90 days
Current Liabilities
Other current financial liabilities	342,000	249,660
Trade debtors and other accounts payable	37,085,189	34,223,389
Total Current Liabilities	37,427,189	34,473,049
United States of America, Dollars | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	5,444,143	321,143,849
Trade debtors and other accounts payable	2,156,901	33,046
Total Current Liabilities	7,601,044	321,176,895
EUR
Current Liabilities
Other current financial liabilities	123,697
Trade debtors and other accounts payable	5,582,992	4,047,286
Total Current Liabilities	5,706,689	4,047,286
EUR | Until 90 days
Current Liabilities
Other current financial liabilities	32,709
Trade debtors and other accounts payable	5,285,606	3,148,088
Total Current Liabilities	5,318,315	3,148,088
EUR | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	90,988
Trade debtors and other accounts payable	297,386	899,198
Total Current Liabilities	388,374	899,198
UF
Current Liabilities
Other current financial liabilities	26,798,467	22,605,394
Trade debtors and other accounts payable	3,732,123	2,263,175
Total Current Liabilities	30,530,590	24,868,569
UF | Until 90 days
Current Liabilities
Other current financial liabilities	13,753,586	11,047,586
Trade debtors and other accounts payable	3,430,102	2,263,175
Total Current Liabilities	17,183,688	13,310,761
UF | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	13,044,881	11,557,808
Trade debtors and other accounts payable	302,021
Total Current Liabilities	13,346,902	11,557,808
CLP
Current Liabilities
Other current financial liabilities	12,284,639	15,109,970
Trade debtors and other accounts payable	187,847,947	181,167,676
Current accounts payable to related entities	39,175,392	44,298,074
Other provisions	1,267,214	1,552,353
Current tax liabilities	2,463,738	634,558
Employee benefits current provisions	14,636,827	9,168,232
Other non-financial liabilities	42,145,648	42,115,624
Total Current Liabilities	299,821,405	294,046,486
CLP | Until 90 days
Current Liabilities
Other current financial liabilities	899,930	893,612
Trade debtors and other accounts payable	166,250,228	166,847,281
Current accounts payable to related entities	39,175,392	44,298,074
Other provisions	127,229	1,319,935
Current tax liabilities	2,440,280	627,257
Employee benefits current provisions	5,769,075	8,115,837
Other non-financial liabilities	2,360,088	1,043,048
Total Current Liabilities	217,022,222	223,145,044
CLP | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	11,384,709	14,216,358
Trade debtors and other accounts payable	21,597,719	14,320,395
Other provisions	1,139,985	232,418
Current tax liabilities	23,458	7,301
Employee benefits current provisions	8,867,752	1,052,395
Other non-financial liabilities	39,785,560	41,072,576
Total Current Liabilities	82,799,183	70,901,442
BRL
Current Liabilities
Other current financial liabilities	3,514,468	2,130,463
Trade debtors and other accounts payable	129,596,874	78,514,701
Current accounts payable to related entities	40,225,863	35,671,648
Current tax liabilities	5,259,847
Employee benefits current provisions	28,791,559	19,586,150
Total Current Liabilities	207,388,611	135,902,962
BRL | Until 90 days
Current Liabilities
Other current financial liabilities	685,038	427,270
Trade debtors and other accounts payable	129,596,874	78,514,701
Current accounts payable to related entities	40,225,863	35,671,648
Current tax liabilities	5,259,847
Employee benefits current provisions	28,791,559	19,586,150
Total Current Liabilities	204,559,181	134,199,769
BRL | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	2,829,430	1,703,193
Total Current Liabilities	2,829,430	1,703,193
ARS
Current Liabilities
Other current financial liabilities	2,154,110	4,724,137
Trade debtors and other accounts payable	45,129,973	69,945,679
Current accounts payable to related entities	8,031,621	8,587,487
Current tax liabilities	4,143,057	13,479,571
Employee benefits current provisions	13,113,456	17,780,789
Other non-financial liabilities	4,611	11,139
Total Current Liabilities	72,576,828	114,528,802
ARS | Until 90 days
Current Liabilities
Other current financial liabilities	349,588	813,211
Trade debtors and other accounts payable	45,129,973	69,945,679
Current accounts payable to related entities	8,031,621	8,587,487
Employee benefits current provisions	13,113,456	17,780,789
Other non-financial liabilities	4,611	11,139
Total Current Liabilities	66,629,249	97,138,305
ARS | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	1,804,522	3,910,926
Current tax liabilities	4,143,057	13,479,571
Total Current Liabilities	5,947,579	17,390,497
PYG
Current Liabilities
Other current financial liabilities	1,482,060	1,338,607
Trade debtors and other accounts payable	17,779,985	14,606,678
Current accounts payable to related entities	8,612,748	1,690,858
Other provisions	46,892	39,291
Current tax liabilities	1,544,979	501,318
Employee benefits current provisions	1,275,958	1,856,635
Other non-financial liabilities	222,901	167,697
Total Current Liabilities	30,965,523	20,201,084
PYG | Until 90 days
Current Liabilities
Trade debtors and other accounts payable	17,779,985	14,606,678
Current accounts payable to related entities	8,612,748	1,690,858
Total Current Liabilities	26,392,733	16,297,536
PYG | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	1,482,060	1,338,607
Other provisions	46,892	39,291
Current tax liabilities	1,544,979	501,318
Employee benefits current provisions	1,275,958	1,856,635
Other non-financial liabilities	222,901	167,697
Total Current Liabilities	4,572,790	$ 3,903,548
CHF
Current Liabilities
Other current financial liabilities	853,417
Total Current Liabilities	853,417
CHF | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	853,417
Total Current Liabilities	$ 853,417